Common Stock (Tables)	12 Months Ended
Dec. 31, 2021
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Class of Stock [Line Items]
Summary Of Common Stock Capital Shares Reserved For Future Issuance

As of December 31, 2021

Redeemable convertible preferred stock	141,430,910
Convertible debt with accrued interest	10,042,251
Options to purchase common stock	29,752,443
Preferred stock warrants	954,634
Common stock warrant s	311,563

Total	182,491,801